SUBSEQUENT EVENTS (Details 2) (USD $)	0 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended						1 Months Ended	9 Months Ended		12 Months Ended	0 Months Ended	9 Months Ended	0 Months Ended		1 Months Ended	0 Months Ended
	Apr. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jun. 03, 2013	May 23, 2013	Mar. 04, 2013	Dec. 14, 2012	Jul. 08, 2014 Series A Preferred Stock [Member]	Sep. 30, 2014 Series A Preferred Stock [Member]	Sep. 30, 2014 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Apr. 30, 2014 Subsequent Event [Member]	Sep. 30, 2014 Subsequent Event [Member]	May 29, 2014 Subsequent Event [Member] Director [Member]	Jul. 08, 2014 Subsequent Event [Member] Series A Preferred Stock [Member]	Jul. 08, 2014 Subsequent Event [Member] Series A Preferred Stock [Member]	Apr. 30, 2014 Subsequent Event [Member] Common Stock [Member]
Subsequent Event [Line Items]
Common shares issued for note payable conversion, shares														276,599							276,599
Common shares issued for note payable conversion and accrued interest				$ 149,366	$ 169,800	$ 169,800								$ 277		$ 138,303
Loss on debt conversion	(11,063)			(11,063)													11,063
Stock options exercised, shares														500,000	23,333			500,000
Stock options exercised				75,000										500	23			75,000
Number of shares sold						350,000						4,000			350,000					4,000
Price per unit												$ 1,000							$ 1,000	$ 1,000
Issuance of shares for cash				4,000,000		31,500						4,000,000			350					4,000,000
Stock conversion rate												$ 0.70							$ 0.70	$ 0.70
Shares of common stock issuable under warrants												500							500	500
Exercise price of warrants								$ 0.05	$ 0.10	$ 0.05	$ 0.05	$ 1.00							$ 1.00	$ 1.00
Term of warrants												3 years							3 years
Deemed dividend for preferred stock beneficial conversion feature				720,424								720,424							720,424
Broker fees incurred				242,700													242,700
Dividend rate													10.00%							10.00%
Preferred stock conversion, conversion rate quotient												$ 1,000	$ 1,000							$ 1,000
Preferred stock conversion, common stock threshold price													$ 1.60						$ 1.60	$ 1.60
Preferred stock conversion, threshold trading days													40 days							40 days
Preferred stock conversion, consecutive trading days													60 days							60 days
Preferred stock conversion, average daily trade volume													50,000							50,000
Preferred stock conversion, redemption date													Jun. 30, 2017							Jun. 30, 2017